Note 3 - Cash, Cash Equivalents, and Restricted Cash - Schedule of Cash and Cash Equivalents 1 (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents	$ 9,535	$ 16,932	$ 19,064
Restricted cash	2,150	2,150	2,150
Total cash, cash equivalents, and restricted cash	$ 11,685	$ 19,082	$ 21,214